FINANCIAL STATEMENT DETAILS - Other income (expense), net (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL STATEMENT DETAILS
Interest income	$ (0.8)	$ (1.2)	$ (2.9)	$ (4.6)	$ (5.9)	$ (7.5)	$ (5.8)
Unrealized foreign exchange (gain) loss	(2.4)	(8.8)	5.2	(17.6)	(25.1)	10.8	1.8
Realized foreign exchange (gain) loss	5.5	(0.9)	6.1	(1.7)	(0.9)	0.6	(16.7)
Non-cash pension and other post-employment benefit plan	(4.3)	(3.5)	(12.0)	(9.7)	(12.9)	(8.8)	(10.5)
Release of tax indemnification asset	0.1	0.1	1.4	1.4
Factoring and securitization fees	1.4	1.3	3.6	3.2	4.3	3.4	0.6
Tax receivable agreement adjustments			4.1
Other, net	1.2	1.3	(0.7)	(0.2)	(3.0)	0.4	0.4
Other income (expense), net	$ 0.7	$ (11.7)	$ 4.8	$ (29.2)	$ (40.7)	$ 6.0	$ 0.8